Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 28, 2023
Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Lead Portfolio Manager) has managed the fund since 2007.
Ford O'Neil (Co-Lead Portfolio Manager) has managed the fund since 2012.
The Co-Lead Portfolio Managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund's asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The Co-Portfolio Managers named below manage the fund's investments within its designated disciplines.
Brian Chang (Co-Portfolio Manager) has managed the fund since 2017.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
SDI-PSTK-1123-123 1.791404.123	November 9, 2023
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Lead Portfolio Manager) has managed the fund since 2007.
Ford O'Neil (Co-Lead Portfolio Manager) has managed the fund since 2012.
The Co-Lead Portfolio Managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund's asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The Co-Portfolio Managers named below manage the fund's investments within its designated disciplines.
Brian Chang (Co-Portfolio Manager) has managed the fund since 2017.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
ASDI-PSTK-1123-136 1.805077.136	November 9, 2023